T. ROWE PRICE Short-Term Bond Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 13.7%
Car Loan 5.4%
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class D
3.13%, 1/18/23  13,100 13,186
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D
3.42%, 4/18/23  4,910 4,955
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class C
2.69%, 6/19/23  1,408 1,414
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class D
3.18%, 7/18/23  11,521 11,686
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  5,255 5,352
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  14,235 14,557
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  2,715 2,735
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  3,915 3,951
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  6,385 6,382
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  3,945 3,957
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  8,770 8,798
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (1) 4,535 4,628
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25 (1) 3,155 3,411
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class B
3.70%, 3/20/23 (1) 1,960 1,980

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1) 7,360 7,880
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 4,265 4,547
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 3,950 4,134
Capital Auto Receivables Asset Trust
Series 2018-1, Class C
3.36%, 11/21/22 (1) 15,113 15,194
Capital Auto Receivables Asset Trust
Series 2018-1, Class D
3.70%, 6/20/25 (1) 15,125 15,222
Capital Auto Receivables Asset Trust
Series 2018-2, Class C
3.69%, 12/20/23 (1) 619 620
CarMax Auto Owner Trust
Series 2017-4, Class C
2.70%, 10/16/23  1,685 1,696
CarMax Auto Owner Trust
Series 2020-1, Class C
2.34%, 11/17/25  2,965 3,060
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  4,290 4,353
CarMax Auto Owner Trust
Series 2021-2, Class C
1.34%, 2/16/27  4,605 4,621
Drive Auto Receivables Trust
Series 2020-1, Class C
2.36%, 3/16/26  6,095 6,192
Drive Auto Receivables Trust
Series 2021-1, Class D
1.45%, 1/16/29  5,405 5,436
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, 3/15/29  6,540 6,541
Enterprise Fleet Financing
Series 2019-1, Class A2
2.98%, 10/20/24 (1) 1,198 1,206
Enterprise Fleet Financing
Series 2019-3, Class A2
2.06%, 5/20/25 (1) 1,664 1,684
Exeter Automobile Receivables Trust
Series 2021-2A, Class C
0.98%, 6/15/26  3,935 3,947

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Auto Lease Trust
Series 2020-A, Class B
2.05%, 6/15/23  4,395 4,456
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (1) 5,000 5,333
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 4,600 4,632
Ford Credit Auto Owner Trust
Series 2020-B, Class C
2.04%, 12/15/26  7,465 7,709
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class B
0.98%, 9/15/25  3,805 3,840
GM Financial Automobile Leasing Trust
Series 2020-1, Class D
2.28%, 6/20/24  2,990 3,039
GMF Floorplan Owner Revolving Trust
Series 2019-1, Class A
2.70%, 4/15/24 (1) 5,910 6,002
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B
1.03%, 8/15/25 (1) 2,235 2,259
Hyundai Auto Receivables Trust
Series 2019-A, Class B
2.94%, 5/15/25  5,280 5,452
Navistar Financial Dealer Note Master Trust
Series 2020-1, Class A, FRN
1M USD LIBOR + 0.95%, 1.034%, 7/25/25 (1) 5,475 5,506
Nissan Auto Receivables Owner Trust
Series 2020-A, Class A3
1.38%, 12/16/24  2,840 2,870
Nissan Master Owner Trust Receivables
Series 2019-A, Class A, FRN
1M USD LIBOR + 0.56%, 0.656%, 2/15/24  3,805 3,814
Nissan Master Owner Trust Receivables
Series 2019-B, Class A, FRN
1M USD LIBOR + 0.43%, 0.526%, 11/15/23  12,890 12,901
Santander Drive Auto Receivables Trust
Series 2020-3, Class B
0.69%, 3/17/25  9,660 9,688
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  5,975 6,021
Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (1) 1,220 1,222

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Retail Auto Lease Trust
Series 2019-B, Class C
2.77%, 8/21/23 (1) 4,715 4,794
Santander Retail Auto Lease Trust
Series 2019-C, Class A3
1.86%, 2/21/23 (1) 4,243 4,275
Santander Retail Auto Lease Trust
Series 2019-C, Class D
2.88%, 6/20/24 (1) 13,585 13,924
Santander Retail Auto Lease Trust
Series 2020-A, Class D
2.52%, 11/20/24 (1) 5,280 5,423
Santander Retail Auto Lease Trust
Series 2020-B, Class D
1.98%, 10/20/25 (1) 4,050 4,121
Santander Retail Auto Lease Trust
Series 2021-A, Class C
1.14%, 3/20/26 (1) 15,370 15,376
Santander Retail Auto Lease Trust
Series 2021-B, Class D
1.41%, 11/20/25 (1) 6,710 6,701
World Omni Auto Receivables Trust
Series 2019-C, Class C
2.40%, 6/15/26  5,370 5,517
World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26  3,390 3,446
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  4,085 4,096
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  4,660 4,710
330,452
Other Asset-Backed Securities 5.2%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 11,002 11,185
Ares LVII
Series 2020-57A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.445%, 10/25/31 (1) 7,305 7,307
Ares LVIII
Series 2020-58A, Class A, CLO, FRN
3M USD LIBOR + 1.22%, 1.346%, 1/15/33 (1) 3,025 3,027
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 0.934%, 1/20/28 (1) 7,367 7,373

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 1.064%, 7/18/27 (1) 5,919 5,919
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 1,787 1,874
Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 1.132%, 7/28/28 (1) 4,075 4,075
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 1.188%, 7/15/33 (1) 10,480 10,468
CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 0.985%, 10/25/27 (1) 6,114 6,121
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M USD LIBOR + 1.05%, 1.144%, 7/15/33 (1) 15,375 15,352
CNH Equipment Trust
Series 2018-A, Class B
3.47%, 10/15/25  3,105 3,159
Daimler Trucks Retail Trust
Series 2020-1, Class A4
1.37%, 6/15/27  8,360 8,420
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 1.234%, 7/17/34 (1) 9,145 9,134
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 998 1,026
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 3,985 4,073
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.284%, 10/20/28 (1) 5,222 5,225
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 6,132 6,271
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 348 355
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 1,287 1,324
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 2,651 2,714

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (1) 1,650 1,723
KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 0.926%, 1/16/28 (1) 7,521 7,523
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.326%, 1/15/32 (1) 8,250 8,250
Kubota Credit Owner Trust
Series 2020-1A, Class A3
1.96%, 3/15/24 (1) 2,600 2,644
Madison Park Funding XVIII
Series 2015-18A, Class A1R, CLO, FRN
3M USD LIBOR + 1.19%, 1.324%, 10/21/30 (1) 10,775 10,775
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 1.099%, 7/27/31 (1) 10,835 10,807
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 1.679%, 7/27/31 (1) 6,810 6,784
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M USD LIBOR + 0.99%, 1.124%, 4/20/32 (1) 8,915 8,911
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 1.21%, 7/15/33 (1) 7,285 7,276
Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 0.934%, 1/18/28 (1) 15,379 15,381
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.325%, 1/25/32 (1) 6,240 6,248
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 1,732 1,784
MVW Owner Trust
Series 2017-1A, Class A
2.42%, 12/20/34 (1) 469 479
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 167 170
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 420 426
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1.124%, 1/20/32 (1) 14,325 14,321

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Neuberger Berman Loan Advisers
Series 2020-38A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.434%, 10/20/32 (1) 6,990 6,996
Neuberger Berman Loan Advisers
Series 2021-40A, Class A, CLO, FRN
3M USD LIBOR + 1.06%, 1.186%, 4/16/33 (1) 4,060 4,068
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.12%, 1.254%, 7/20/29 (1) 21,700 21,700
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M USD LIBOR + 1.55%, 7/15/30 (1)(2) 11,235 11,235
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.304%, 10/17/29 (1) 4,018 4,018
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1) 5,927 5,943
Reese Park
Series 2020-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.32%, 1.446%, 10/15/32 (1) 6,710 6,712
Sierra Timeshare Receivables Funding
Series 2016-3A, Class A
2.43%, 10/20/33 (1) 1,368 1,372
Sierra Timeshare Receivables Funding
Series 2017-1A, Class A
2.91%, 3/20/34 (1) 343 345
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 1,428 1,477
Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36 (1) 4,562 4,682
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 7,012 7,162
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 2,366 2,435
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.006%, 4/15/28 (1) 6,297 6,284
Symphony XXIII
Series 2020-23A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.446%, 1/15/34 (1) 7,275 7,288
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.214%, 4/20/33 (1) 4,230 4,230

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Volvo Financial Equipment
Series 2018-1A, Class B
2.91%, 1/17/23 (1) 3,360 3,378
317,229
Student Loan 3.1%
Navient Private Education Loan Trust
Series 2020-IA, Class A1A
1.33%, 4/15/69 (1) 5,847 5,845
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 6,544 6,703
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 9,342 9,544
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 12,447 12,707
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 6,155 6,345
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 4,136 4,197
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68 (1) 20,035 20,626
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 4,586 4,635
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 4,933 4,967
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 2,990 3,011
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 3,050 3,074
Navient Student Loan Trust
Series 2019-2A, Class A1, FRN
1M USD LIBOR + 0.27%, 0.354%, 2/27/68 (1) 299 299
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
3M USD LIBOR + 0.18%, 0.315%, 3/22/32  4,748 4,605
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 0.824%, 3/26/68 (1) 2,579 2,573

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 15,505 15,518
SLM Student Loan Trust
Series 2007-7, Class A4, FRN
3M USD LIBOR + 0.33%, 0.455%, 1/25/22  6,697 6,576
SLM Student Loan Trust
Series 2008-1, Class A4, FRN
3M USD LIBOR + 0.65%, 0.775%, 1/25/22  11,511 11,282
SLM Student Loan Trust
Series 2010-1, Class A, FRN
1M USD LIBOR + 0.40%, 0.484%, 3/25/25  6,320 6,218
SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M USD LIBOR + 1.50%, 1.596%, 4/15/32 (1) 12,017 12,122
SMB Private Education Loan Trust
Series 2015-A, Class A2B, FRN
1M USD LIBOR + 1.00%, 1.096%, 6/15/27 (1) 489 489
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 4,630 4,742
SMB Private Education Loan Trust
Series 2016-C, Class A2B, FRN
1M USD LIBOR + 1.10%, 1.193%, 9/15/34 (1) 7,004 7,042
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 0.813%, 1/15/37 (1) 11,302 11,345
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 2,939 2,950
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 11,271 11,407
SMB Private Education Loan Trust
Series 2021-B, Class A
1.31%, 7/17/51 (1) 14,410 14,450
193,272
Total Asset-Backed Securities
(Cost $835,250) 840,953
CORPORATE BONDS 48.5%
FINANCIAL INSTITUTIONS 17.9%
Banking 12.8%
Banco Bilbao Vizcaya Argentaria, 0.875%, 9/18/23  14,000 14,066
Banco Santander, VR, 0.701%, 6/30/24 (3) 3,000 3,007

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 4.125%, 11/9/22  10,350 10,751
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,865 2,116
Bank of America, 2.503%, 10/21/22  5,545 5,559
Bank of America, FRN, 3M USD LIBOR + 1.16%, 1.294%, 1/20/23  12,500 12,553
Bank of America, VR, 0.81%, 10/24/24 (3) 6,275 6,296
Bank of America, VR, 0.976%, 4/22/25 (3) 9,040 9,075
Bank of America, VR, 1.734%, 7/22/27 (3) 6,595 6,689
Bank of Ireland Group, 4.50%, 11/25/23 (1) 21,463 23,069
Banque Federative du Credit Mutuel, 0.65%, 2/27/24 (1) 7,615 7,612
Banque Federative du Credit Mutuel, 2.125%, 11/21/22 (1) 10,350 10,556
Barclays, VR, 4.338%, 5/16/24 (3) 5,640 5,980
Barclays Bank, 1.70%, 5/12/22  4,350 4,390
BPCE, 5.70%, 10/22/23 (1) 18,867 20,725
BPCE, FRN, 3M USD LIBOR + 1.22%, 1.351%, 5/22/22 (1) 4,865 4,903
Capital One Financial, 3.20%, 1/30/23  5,589 5,800
Capital One Financial, 3.50%, 6/15/23  4,030 4,245
Capital One Financial, 3.90%, 1/29/24  4,115 4,424
Citigroup, 2.90%, 12/8/21  13,095 13,158
Citigroup, VR, 0.981%, 5/1/25 (3) 7,545 7,583
Citigroup, VR, 2.312%, 11/4/22 (3) 9,430 9,466
Citigroup, VR, 3.106%, 4/8/26 (3) 4,035 4,317
Citizens Bank, 2.65%, 5/26/22  5,175 5,253
Citizens Bank, 3.25%, 2/14/22  5,060 5,116
Cooperatieve Rabobank, 3.95%, 11/9/22  16,500 17,173
Credicorp, 2.75%, 6/17/25 (1) 2,715 2,760
Credit Agricole, FRN, 3M USD LIBOR + 1.02%, 1.145%, 4/24/23 (1) 5,525 5,597
Credit Suisse, 0.495%, 2/2/24  7,350 7,342
Credit Suisse, 1.00%, 5/5/23  10,620 10,728
Credit Suisse Group, 3.574%, 1/9/23 (1) 5,345 5,405
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(3) 3,385 3,478
Danske Bank, 1.226%, 6/22/24 (1) 10,885 10,981
Danske Bank, 5.00%, 1/12/22 (1) 7,665 7,783
Danske Bank, 5.375%, 1/12/24 (1) 1,350 1,486
Danske Bank, VR, 3.001%, 9/20/22 (1)(3) 13,375 13,473
Deutsche Bank, 4.25%, 10/14/21  17,505 17,580
First Niagara Financial Group, 7.25%, 12/15/21  4,150 4,232
Goldman Sachs Group, 3.50%, 4/1/25  7,425 8,031
Goldman Sachs Group, 5.75%, 1/24/22  13,816 14,117
Goldman Sachs Group, FRN, 3M USD LIBOR + 0.78%, 0.909%,
10/31/22  5,200 5,206
Goldman Sachs Group, VR, 0.657%, 9/10/24 (3) 4,990 4,984
Goldman Sachs Group, VR, 0.673%, 3/8/24 (3) 3,465 3,470
Goldman Sachs Group, Series FXD, 0.481%, 1/27/23  8,675 8,675
HSBC Holdings, VR, 0.976%, 5/24/25 (3) 1,740 1,740

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HSBC Holdings, VR, 1.645%, 4/18/26 (3) 12,655 12,806
HSBC Holdings, VR, 2.099%, 6/4/26 (3) 12,365 12,715
HSBC Holdings, VR, 3.803%, 3/11/25 (3) 2,890 3,096
ING Groep, FRN, 3M USD LIBOR + 1.15%, 1.296%, 3/29/22  6,030 6,066
JPMorgan Chase, FRN, SOFR + 0.885%, 0.935%, 4/22/27  5,480 5,549
JPMorgan Chase, VR, 0.824%, 6/1/25 (3) 8,300 8,310
JPMorgan Chase, VR, 2.083%, 4/22/26 (3) 13,190 13,600
KeyBank, 1.25%, 3/10/23  9,585 9,716
KeyBank, 2.30%, 9/14/22  2,740 2,798
Lloyds Banking Group, 4.50%, 11/4/24  4,744 5,233
Lloyds Banking Group, VR, 1.326%, 6/15/23 (3) 3,305 3,327
Mitsubishi UFJ Financial Group, 3.218%, 3/7/22  8,685 8,817
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.92%, 1.051%,
2/22/22  7,060 7,088
Mitsubishi UFJ Financial Group, VR, 0.953%, 7/19/25 (3) 14,410 14,450
Mizuho Financial Group Cayman 2, 4.20%, 7/18/22  14,215 14,666
Morgan Stanley, 2.75%, 5/19/22  8,005 8,155
Morgan Stanley, 4.10%, 5/22/23  2,320 2,459
Morgan Stanley, 4.875%, 11/1/22  5,035 5,293
Morgan Stanley, VR, 0.529%, 1/25/24 (3) 6,450 6,458
Morgan Stanley, VR, 0.56%, 11/10/23 (3) 9,675 9,688
Morgan Stanley, VR, 0.731%, 4/5/24 (3) 8,475 8,497
Nationwide Building Society, VR, 3.622%, 4/26/23 (1)(3) 9,140 9,334
Nationwide Building Society, VR, 3.766%, 3/8/24 (1)(3) 2,605 2,726
Natwest Group, 3.875%, 9/12/23  7,650 8,134
NatWest Markets, 0.80%, 8/12/24 (1) 6,020 6,006
NatWest Markets, 2.375%, 5/21/23 (1) 9,705 10,014
PNC Bank, 2.45%, 7/28/22  7,050 7,182
PNC Bank, 2.95%, 1/30/23  4,870 5,038
Societe Generale, 2.625%, 10/16/24 (1) 1,120 1,168
Standard Chartered, 3.95%, 1/11/23 (1) 6,705 6,966
Standard Chartered, FRN, 3M USD LIBOR + 1.15%, 1.284%,
1/20/23 (1) 7,600 7,627
Standard Chartered, VR, 0.991%, 1/12/25 (1)(3) 3,390 3,379
Standard Chartered, VR, 1.214%, 3/23/25 (1)(3) 520 521
Standard Chartered, VR, 1.319%, 10/14/23 (1)(3) 4,160 4,185
Standard Chartered, VR, 2.744%, 9/10/22 (1)(3) 11,221 11,227
Standard Chartered, VR, 3.885%, 3/15/24 (1)(3) 1,325 1,387
Svenska Handelsbanken, 0.55%, 6/11/24 (1) 6,230 6,207
Svenska Handelsbanken, VR, 1.418%, 6/11/27 (1)(3) 6,100 6,101
Swedbank, 1.30%, 6/2/23 (1) 7,720 7,834
Synchrony Bank, 3.00%, 6/15/22  3,013 3,069
Synchrony Financial, 2.85%, 7/25/22  32,030 32,688
Synchrony Financial, 4.25%, 8/15/24  16,585 18,017
Truist Bank, 1.25%, 3/9/23  19,830 20,130
Truist Bank, 2.80%, 5/17/22  8,110 8,241

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Truist Financial, FRN, SOFR + 0.40%, 0.446%, 6/9/25  6,125 6,125
UBS Group, FRN, 3M USD LIBOR + 1.22%, 1.351%, 5/23/23 (1) 7,020 7,073
UBS Group, VR, 1.008%, 7/30/24 (1)(3) 12,535 12,629
UBS Group, VR, 1.494%, 8/10/27 (1)(3) 3,200 3,186
UniCredit, 3.75%, 4/12/22 (1) 15,001 15,283
Wells Fargo, 3.50%, 3/8/22  897 913
Wells Fargo, 4.125%, 8/15/23  2,625 2,809
Wells Fargo, VR, 1.654%, 6/2/24 (3) 6,200 6,330
Wells Fargo, VR, 2.188%, 4/30/26 (3) 5,935 6,163
Wells Fargo Bank, VR, 2.082%, 9/9/22 (3) 8,065 8,075
785,504
Brokerage Asset Managers Exchanges 0.5%
Charles Schwab, 4.20%, 3/24/25  6,770 7,538
Intercontinental Exchange, 4.00%, 10/15/23  2,885 3,095
LSEGA Financing, 0.65%, 4/6/24 (1) 11,680 11,681
Nasdaq, 0.445%, 12/21/22  6,280 6,273
28,587
Finance Companies 1.7%
AerCap Ireland Capital, 3.95%, 2/1/22  10,295 10,411
AerCap Ireland Capital, 4.125%, 7/3/23  10,987 11,591
AerCap Ireland Capital, 4.45%, 12/16/21  7,510 7,576
AerCap Ireland Capital, 4.50%, 9/15/23  7,505 8,000
AerCap Ireland Capital, 4.875%, 1/16/24  5,170 5,603
Air Lease, 2.25%, 1/15/23  5,935 6,071
Air Lease, 3.50%, 1/15/22  4,755 4,807
Avolon Holdings Funding, 2.125%, 2/21/26 (1) 9,215 9,169
Avolon Holdings Funding, 2.875%, 2/15/25 (1) 7,180 7,404
Avolon Holdings Funding, 3.625%, 5/1/22 (1) 11,115 11,379
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 2,230 2,328
GATX, 3.90%, 3/30/23  5,640 5,925
Park Aerospace Holdings, 4.50%, 3/15/23 (1) 3,263 3,422
Park Aerospace Holdings, 5.25%, 8/15/22 (1) 6,200 6,440
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 2,800 2,972
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 1,631 1,729
104,827
Financial Other 0.1%
LeasePlan, 2.875%, 10/24/24 (1) 4,655 4,887
4,887
Insurance 2.1%
Aetna, 2.80%, 6/15/23  4,055 4,207
AIA Group, FRN, 3M USD LIBOR + 0.52%, 0.655%, 9/20/21 (1) 10,770 10,772
American International Group, 2.50%, 6/30/25  9,660 10,126
American International Group, 4.875%, 6/1/22  5,637 5,818
Aon, 2.20%, 11/15/22  3,010 3,076
Brighthouse Financial Global Funding, 0.60%, 6/28/23 (1) 7,280 7,281

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1) 7,275 7,329
Equitable Financial Life Global Funding, 0.50%, 4/6/23 (1) 17,120 17,092
Health Care Service Corp A Mutual Legal Reserve, 1.50%, 6/1/25 (1) 11,700 11,891
Humana, 0.65%, 8/3/23  4,715 4,710
Humana, 1.35%, 2/3/27  3,515 3,490
Humana, 2.90%, 12/15/22  2,215 2,280
Humana, 3.15%, 12/1/22  2,548 2,618
Humana, 3.85%, 10/1/24  6,064 6,571
Humana, 4.50%, 4/1/25  4,125 4,601
Lincoln National, 4.00%, 9/1/23  2,025 2,165
Marsh & McLennan, 3.875%, 3/15/24  5,950 6,419
Metropolitan Life Global Funding I, 0.40%, 1/7/24 (1) 6,570 6,553
Principal Life Global Funding II, 0.75%, 4/12/24 (1) 4,970 4,972
Principal Life Global Funding II, 0.875%, 1/12/26 (1) 5,795 5,714
127,685
Real Estate Investment Trusts 0.7%
American Campus Communities Operating Partnership, 3.75%,
4/15/23  6,705 6,996
Brixmor Operating Partnership, 3.25%, 9/15/23  11,797 12,398
Highwoods Realty, 3.625%, 1/15/23  12,275 12,658
Public Storage, FRN, SOFR + 0.47%, 0.52%, 4/23/24  4,245 4,256
Simon Property Group, 2.00%, 9/13/24  3,350 3,467
Simon Property Group, 3.375%, 10/1/24  6,565 7,048
46,823
Total Financial Institutions 1,098,313
INDUSTRIAL 27.8%
Basic Industry 0.5%
ArcelorMittal, 3.60%, 7/16/24  2,285 2,431
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  5,349 5,796
LYB International Finance III, 1.25%, 10/1/25  5,740 5,741
Nucor, 2.00%, 6/1/25  2,330 2,412
POSCO, 2.375%, 11/12/22 (1) 8,335 8,502
POSCO, 2.375%, 1/17/23 (1) 5,205 5,318
Westlake Chemical, 0.875%, 8/15/24  1,500 1,502
31,702
Capital Goods 2.0%
Amphenol, 2.05%, 3/1/25  6,720 6,954
Boral Finance, 3.00%, 11/1/22 (1) 1,070 1,091
Carrier Global, 2.242%, 2/15/25  13,725 14,291
Caterpillar Financial Services, 2.95%, 2/26/22  8,635 8,750
Caterpillar Financial Services, FRN, 3M USD LIBOR + 0.28%, 0.411%,
9/7/21  5,130 5,130
CNH Industrial Capital, 3.875%, 10/15/21  10,774 10,817
General Dynamics, 2.25%, 11/15/22  5,425 5,528
General Electric, 3.45%, 5/15/24  3,805 4,047

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Honeywell International, 1.35%, 6/1/25  6,450 6,562
Martin Marietta Materials, 0.65%, 7/15/23  3,510 3,514
Otis Worldwide, 2.056%, 4/5/25  7,965 8,251
Republic Services, 2.50%, 8/15/24  6,285 6,595
Roper Technologies, 0.45%, 8/15/22  1,510 1,513
Roper Technologies, 1.00%, 9/15/25  1,740 1,734
Roper Technologies, 2.35%, 9/15/24  2,640 2,759
Roper Technologies, 3.125%, 11/15/22  11,005 11,290
Roper Technologies, 3.65%, 9/15/23  2,210 2,348
Siemens Financieringsmaatschappij, 0.40%, 3/11/23 (1) 7,615 7,632
Siemens Financieringsmaatschappij, 0.65%, 3/11/24 (1) 5,925 5,932
Yongda Investment, 2.25%, 6/16/25  9,689 9,823
124,561
Communications 3.2%
American Tower, 5.00%, 2/15/24  3,384 3,728
AT&T, 0.90%, 3/25/24  15,945 15,965
CC Holdings, 3.849%, 4/15/23  21,993 23,159
Charter Communications Operating, 4.464%, 7/23/22  32,425 33,361
Charter Communications Operating, 4.908%, 7/23/25  15,510 17,545
Comcast, 3.70%, 4/15/24  7,705 8,318
Cox Communications, 3.15%, 8/15/24 (1) 4,523 4,808
Crown Castle International, 1.05%, 7/15/26  9,140 8,954
Crown Castle Towers, 3.72%, 7/15/23 (1) 1,785 1,831
Fox, 3.666%, 1/25/22  2,125 2,154
NTT Finance, 0.373%, 3/3/23 (1) 9,925 9,925
NTT Finance, 0.583%, 3/1/24 (1) 4,120 4,115
SBA Tower Trust, 1.631%, 11/15/26 (1) 4,260 4,263
SBA Tower Trust, 1.884%, 1/15/26 (1) 2,480 2,510
SBA Tower Trust, 2.836%, 1/15/25 (1) 7,240 7,554
SBA Tower Trust, 3.448%, 3/15/23 (1) 6,515 6,632
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/8/24 (1) 2,540 2,676
Sky, 3.75%, 9/16/24 (1) 2,840 3,092
T-Mobile USA, 3.50%, 4/15/25  5,990 6,456
Verizon Communications, 0.75%, 3/22/24  6,085 6,106
Verizon Communications, 0.85%, 11/20/25  11,600 11,457
Verizon Communications, 1.45%, 3/20/26  9,810 9,899
194,508
Consumer Cyclical 4.4%
7-Eleven, 0.625%, 2/10/23 (1) 3,020 3,021
7-Eleven, 0.80%, 2/10/24 (1) 4,890 4,887
7-Eleven, FRN, 3M USD LIBOR + 0.45%, 0.578%, 8/10/22 (1) 2,740 2,741
AutoZone, 3.625%, 4/15/25  3,600 3,916
Daimler Finance North America, 1.75%, 3/10/23 (1) 13,400 13,651
Daimler Finance North America, 3.75%, 11/5/21 (1) 8,125 8,168
Expedia Group, 3.60%, 12/15/23  8,695 9,215

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Motor Credit, 3.813%, 10/12/21  3,610 3,621
General Motors, 4.875%, 10/2/23  5,380 5,833
General Motors, 5.40%, 10/2/23  7,465 8,162
General Motors Financial, 2.90%, 2/26/25  13,795 14,569
Harley-Davidson Financial Services, 2.55%, 6/9/22 (1) 3,280 3,323
Harley-Davidson Financial Services, 4.05%, 2/4/22 (1) 9,385 9,521
Hyundai Capital America, 0.80%, 1/8/24 (1) 5,910 5,886
Hyundai Capital America, 0.875%, 6/14/24 (1) 5,795 5,781
Hyundai Capital America, 1.15%, 11/10/22 (1) 3,375 3,396
Hyundai Capital America, 2.375%, 2/10/23 (1) 14,200 14,526
Hyundai Capital America, 2.85%, 11/1/22 (1) 3,740 3,838
Hyundai Capital America, 3.00%, 6/20/22 (1) 7,780 7,932
Hyundai Capital America, 3.95%, 2/1/22 (1) 3,995 4,050
Marriott International, 2.125%, 10/3/22  505 513
Marriott International, 2.30%, 1/15/22  760 764
Marriott International, 3.125%, 2/15/23  2,575 2,644
Marriott International, 3.60%, 4/15/24  14,312 15,263
McDonald's, 1.45%, 9/1/25  4,475 4,550
McDonald's, 3.35%, 4/1/23  5,285 5,518
Nissan Motor, 3.043%, 9/15/23 (1) 11,394 11,866
Nissan Motor Acceptance, 2.60%, 9/28/22 (1) 15,085 15,364
Nissan Motor Acceptance, 2.65%, 7/13/22 (1) 2,696 2,738
Nissan Motor Acceptance, 3.65%, 9/21/21 (1) 2,395 2,399
Nordstrom, 2.30%, 4/8/24  1,280 1,285
O'Reilly Automotive, 3.80%, 9/1/22  3,280 3,371
QVC, 4.375%, 3/15/23  18,534 19,414
Ralph Lauren, 1.70%, 6/15/22  1,510 1,526
Ross Stores, 0.875%, 4/15/26  3,695 3,637
Ross Stores, 4.60%, 4/15/25  15,635 17,498
Starbucks, 2.70%, 6/15/22  3,505 3,558
Volkswagen Group of America Finance, 0.75%, 11/23/22 (1) 5,475 5,492
Volkswagen Group of America Finance, 0.875%, 11/22/23 (1) 5,295 5,328
Volkswagen Group of America Finance, 2.50%, 9/24/21 (1) 2,030 2,033
Volkswagen Group of America Finance, 2.70%, 9/26/22 (1) 4,755 4,874
Volkswagen Group of America Finance, 2.90%, 5/13/22 (1) 2,590 2,635
Volkswagen Group of America Finance, 3.125%, 5/12/23 (1) 2,400 2,500
270,807
Consumer Non-Cyclical 6.9%
AbbVie, 2.60%, 11/21/24  28,360 29,918
AbbVie, 2.90%, 11/6/22  12,900 13,277
AbbVie, 3.20%, 11/6/22  1,385 1,425
AbbVie, 3.25%, 10/1/22  1,335 1,367
AbbVie, 3.45%, 3/15/22  4,399 4,454
AmerisourceBergen, 0.737%, 3/15/23  15,815 15,830
AstraZeneca, 0.30%, 5/26/23  12,295 12,279

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
AstraZeneca, 3.50%, 8/17/23  3,100 3,282
Astrazeneca Finance, 0.70%, 5/28/24  8,605 8,609
Astrazeneca Finance, 1.20%, 5/28/26  12,035 12,075
BAT International Finance, 1.668%, 3/25/26  7,140 7,150
Baxalta, 3.60%, 6/23/22  2,150 2,195
Bayer U.S. Finance II, 3.875%, 12/15/23 (1) 5,080 5,421
Becton Dickinson & Company, 3.363%, 6/6/24  4,749 5,070
Becton Dickinson & Company, 3.734%, 12/15/24  852 924
Bristol-Myers Squibb, 2.90%, 7/26/24  4,503 4,801
Bristol-Myers Squibb, 3.25%, 2/20/23  1,511 1,570
Brunswick, 0.85%, 8/18/24  10,060 10,067
Bunge Finance, 3.00%, 9/25/22  28,563 29,276
Bunge Finance, 4.35%, 3/15/24  940 1,018
Cardinal Health, 2.616%, 6/15/22  1,131 1,150
Cardinal Health, 3.079%, 6/15/24  5,115 5,418
Cardinal Health, 3.20%, 3/15/23  5,250 5,462
Cardinal Health, 3.50%, 11/15/24  6,185 6,645
Cargill, 1.375%, 7/23/23 (1) 4,445 4,534
China Mengniu Dairy, 1.875%, 6/17/25  16,354 16,542
Cigna, 0.613%, 3/15/24  2,840 2,842
Cigna, 3.00%, 7/15/23  5,195 5,427
Cigna, 3.75%, 7/15/23  2,942 3,116
CK Hutchison International II, 2.75%, 3/29/23  10,400 10,751
Coca-Cola Europacific Partners, 0.80%, 5/3/24 (1) 17,240 17,219
CommonSpirit Health, 1.547%, 10/1/25  5,450 5,506
CVS Health, 2.625%, 8/15/24  2,460 2,585
CVS Health, 3.70%, 3/9/23  2,442 2,557
Diageo Capital, 1.375%, 9/29/25  4,560 4,629
EMD Finance, 2.95%, 3/19/22 (1) 3,170 3,203
Gilead Sciences, 0.75%, 9/29/23  16,775 16,766
Hasbro, 2.60%, 11/19/22  6,475 6,658
Hasbro, 3.00%, 11/19/24  11,476 12,186
Imperial Brands Finance, 3.125%, 7/26/24 (1) 5,780 6,091
Imperial Brands Finance, 3.50%, 2/11/23 (1) 16,375 16,908
Imperial Brands Finance, 3.75%, 7/21/22 (1) 26,935 27,509
PeaceHealth Obligated Group, Series 2020, 1.375%, 11/15/25  1,555 1,576
Perrigo, 4.00%, 11/15/23  1,355 1,413
Perrigo Finance Unlimited, 3.90%, 12/15/24  32,625 34,875
Philip Morris International, 1.125%, 5/1/23  3,255 3,298
Royalty Pharma, 0.75%, 9/2/23  6,420 6,444
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  15,030 15,688
Stryker, 0.60%, 12/1/23  2,875 2,876
419,882
Energy 6.2%
Aker BP, 3.00%, 1/15/25 (1) 7,265 7,674

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Baker Hughes a GE, 2.773%, 12/15/22  2,361 2,429
BP Capital Markets America, 2.937%, 4/6/23  2,980 3,098
Canadian Natural Resources, 2.05%, 7/15/25  11,415 11,730
Cenovus Energy, 3.00%, 8/15/22  15,348 15,636
Cenovus Energy, 3.80%, 9/15/23  6,739 7,059
Cenovus Energy, 3.95%, 4/15/22  7,482 7,577
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  9,955 11,311
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24  13,870 15,749
Diamondback Energy, 2.875%, 12/1/24  19,955 20,803
Diamondback Energy, 4.75%, 5/31/25  6,245 6,971
Enbridge, 2.50%, 1/15/25  8,445 8,821
Enbridge, 4.00%, 10/1/23  5,580 5,921
Enbridge, FRN, SOFR + 0.40%, 0.45%, 2/17/23  3,110 3,115
Energy Transfer, 2.90%, 5/15/25  1,860 1,953
Energy Transfer, 3.45%, 1/15/23  697 717
Energy Transfer, 4.25%, 3/15/23  14,312 14,920
Energy Transfer, 4.25%, 4/1/24  455 485
Energy Transfer, 4.90%, 2/1/24  4,925 5,313
Energy Transfer, 5.875%, 1/15/24  17,363 19,099
Energy Transfer, Series 5Y, 4.20%, 9/15/23  1,819 1,935
Eni, Series X-R, 4.00%, 9/12/23 (1) 13,505 14,367
Enterprise Products Operating, 3.50%, 2/1/22  9,820 9,943
EOG Resources, 2.625%, 3/15/23  2,263 2,331
EQT, 3.00%, 10/1/22  16,719 17,012
Exxon Mobil, 2.992%, 3/19/25  16,400 17,548
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 4,272 4,352
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 3,115 3,211
Kinder Morgan Energy Partners, 3.95%, 9/1/22  955 980
MPLX, FRN, 3M USD LIBOR + 1.10%, 1.223%, 9/9/22  6,195 6,195
Pioneer Natural Resources, 0.55%, 5/15/23  5,240 5,227
Pioneer Natural Resources, 0.75%, 1/15/24  5,520 5,499
Plains All American Pipeline, 2.85%, 1/31/23  10,934 11,190
Sabine Pass Liquefaction, 5.625%, 4/15/23  13,913 14,817
Sabine Pass Liquefaction, 6.25%, 3/15/22  19,214 19,502
Schlumberger Finance Canada, 1.40%, 9/17/25  2,330 2,360
Schlumberger Holdings, 3.75%, 5/1/24 (1) 10,390 11,139
Schlumberger Holdings, 4.00%, 12/21/25 (1) 2,580 2,863
Suncor Energy, 2.80%, 5/15/23  5,895 6,107
Valero Energy, 1.20%, 3/15/24  5,750 5,787
Valero Energy, 2.70%, 4/15/23  12,198 12,564
Valero Energy, 3.65%, 3/15/25  1,645 1,779
Western Midstream Operating, 4.00%, 7/1/22  13,190 13,355
Williams, 3.35%, 8/15/22  1,605 1,638
Williams, 3.70%, 1/15/23  16,130 16,715
Williams, 4.30%, 3/4/24  2,123 2,290
381,087

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Technology 3.8%
Analog Devices, 2.95%, 4/1/25  2,075 2,217
Avnet, 4.875%, 12/1/22  2,705 2,847
Baidu, 2.875%, 7/6/22  6,676 6,798
Baidu, 3.50%, 11/28/22  5,706 5,898
CDW, 5.50%, 12/1/24  2,255 2,497
Fidelity National Information Services, 0.375%, 3/1/23  9,785 9,781
Fidelity National Information Services, 0.60%, 3/1/24  4,700 4,697
Fiserv, 2.75%, 7/1/24  13,355 14,100
Fortinet, 1.00%, 3/15/26  5,710 5,674
Global Payments, 2.65%, 2/15/25  5,665 5,948
HCL America, 1.375%, 3/10/26 (1) 15,000 14,973
IHS Markit, 3.625%, 5/1/24  5,460 5,822
International Business Machines, 2.875%, 11/9/22  1,020 1,051
Microchip Technology, 0.972%, 2/15/24 (1) 10,345 10,348
Microchip Technology, 0.983%, 9/1/24 (1) 8,380 8,366
Microchip Technology, 2.67%, 9/1/23  7,395 7,675
Micron Technology, 2.497%, 4/24/23  19,867 20,499
Micron Technology, 4.64%, 2/6/24  6,180 6,721
Moody's, 3.75%, 3/24/25  6,475 7,076
NXP, 2.70%, 5/1/25 (1) 1,365 1,437
NXP, 3.875%, 9/1/22 (1) 11,950 12,338
NXP, 4.625%, 6/1/23 (1) 13,786 14,718
NXP, 4.875%, 3/1/24 (1) 1,930 2,111
Oracle, 2.40%, 9/15/23  11,225 11,635
Oracle, 2.50%, 4/1/25  7,345 7,704
Panasonic, 2.536%, 7/19/22 (1) 5,560 5,651
PayPal Holdings, 1.35%, 6/1/23  10,600 10,787
RELX Capital, 3.50%, 3/16/23  4,470 4,666
Skyworks Solutions, 0.90%, 6/1/23  2,645 2,653
VMware, 0.60%, 8/15/23  5,675 5,681
Western Union, 2.85%, 1/10/25  8,632 9,098
231,467
Transportation 0.8%
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25  4,622 4,426
HPHT Finance, 2.75%, 9/11/22  14,084 14,348
HPHT Finance, 2.875%, 11/5/24  700 737
Penske Truck Leasing, 3.375%, 2/1/22 (1) 6,330 6,382
Sydney Airport Finance, 3.90%, 3/22/23 (1) 9,674 10,134
Triton Container International, 0.80%, 8/1/23 (1) 11,395 11,393
United Airlines PTT, Series 2019-2, Class B, 3.50%, 5/1/28  2,674 2,642
50,062
Total Industrial 1,704,076

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
UTILITY 2.8%
Electric 2.8%
AES, 3.30%, 7/15/25 (1) 5,425 5,798
Alexander Funding Trust, 1.841%, 11/15/23 (1) 7,760 7,889
American Electric Power, Series I, 3.65%, 12/1/21  1,500 1,512
Edison International, 2.95%, 3/15/23  4,199 4,309
Edison International, 3.125%, 11/15/22  4,775 4,889
Enel Finance International, 1.375%, 7/12/26 (1) 9,605 9,614
Enel Finance International, 2.65%, 9/10/24 (1) 3,480 3,663
FirstEnergy, Series A, 3.35%, 7/15/22  6,995 7,091
Hero Asia Investment, 1.50%, 11/18/23  14,320 14,339
NRG Energy, 3.75%, 6/15/24 (1) 4,470 4,732
Pacific Gas & Electric, 1.75%, 6/16/22  32,894 32,881
Pacific Gas & Electric, 3.50%, 6/15/25  8,205 8,501
Pacific Gas & Electric, FRN, 3M USD LIBOR + 1.375%, 1.50%, 11/15/21  18,089 18,109
San Diego Gas & Electric, Series PPP, 1.914%, 2/1/22  407 409
Sinosing Services Pte, 2.25%, 2/20/25  16,700 17,079
Vistra Operations, 3.55%, 7/15/24 (1) 28,670 30,261
171,076
Natural Gas 0.0%
Sempra Energy, 2.875%, 10/1/22  4,570 4,656
4,656
Total Utility 175,732
Total Corporate Bonds
(Cost $2,929,450) 2,978,121
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.9%
Local Authorities 0.4%
Eastern Creation II Investment Holdings, 1.00%, 9/10/23  10,265 10,280
Guangzhou Metro Investment Finance BVI, 1.507%, 9/17/25  15,000 14,838
25,118
Owned No Guarantee 1.5%
Banco del Estado de Chile, 2.704%, 1/9/25 (1) 4,585 4,791
DAE Funding, 1.55%, 8/1/24 (1) 4,225 4,222
Korea Hydro & Nuclear Power, 1.25%, 4/27/26 (1) 12,038 12,048
NBN, 1.45%, 5/5/26 (1) 15,195 15,294
Prosperous Ray, 4.625%, 11/12/23  9,700 10,393
QNB Finance, 2.625%, 5/12/25  4,765 4,995
QNB Finance, 3.50%, 3/28/24  8,635 9,196
Saudi Arabian Oil, 2.75%, 4/16/22 (1) 13,480 13,679
State Bank of India, 4.50%, 9/28/23  4,000 4,285

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Tenaga Nasional, 7.50%, 11/1/25  8,850 10,881
89,784
Total Foreign Government Obligations & Municipalities
(Cost $114,099) 114,902
MUNICIPAL SECURITIES 0.7%
Connecticut 0.1%
Connecticut, Series A, GO, 1.998%, 7/1/24  1,925 2,004
Connecticut, Series A, GO, 2.00%, 7/1/23  770 793
Connecticut, Series A, GO, 2.098%, 7/1/25  1,275 1,340
4,137
Florida 0.2%
State Board of Administration Fin., Series A, 1.258%, 7/1/25  11,160 11,292
11,292
Illinois 0.3%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.708%,
12/1/22  295 300
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.838%,
12/1/23  275 282
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 2.064%,
12/1/24  795 824
Illinois, Series A, GO, 2.25%, 10/1/22  13,440 13,558
14,964
New York 0.0%
Long Island Power Auth., Series C, 0.764%, 3/1/23  2,460 2,468
2,468
Texas 0.1%
Dallas Fort Worth Int'l Airport, Series C, 1.329%, 11/1/25  1,670 1,705
Houston Airport System Revenue, Series C, 0.883%, 7/1/22  575 578
Houston Airport System Revenue, Series C, 1.054%, 7/1/23  975 986
Houston Airport System Revenue, Series C, 1.272%, 7/1/24  3,245 3,301
6,570
Total Municipal Securities
(Cost $38,863) 39,431
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 16.0%
Collateralized Mortgage Obligations 9.7%
Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (1) 3,262 3,283

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2020-5, Class A2, CMO, ARM
1.579%, 5/25/65 (1) 2,900 2,912
Angel Oak Mortgage Trust
Series 2020-6, Class A1, CMO, ARM
1.261%, 5/25/65 (1) 3,557 3,565
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 10,039 9,977
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 8,197 8,228
Angel Oak Mortgage Trust
Series 2021-2, Class A2, CMO, ARM
1.19%, 4/25/66 (1) 2,367 2,376
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 5,729 5,739
Angel Oak Mortgage Trust
Series 2021-4, Class M1, CMO, ARM
2.29%, 1/20/65 (1) 1,860 1,860
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 1,880 1,899
Angel Oak Mortgage Trust I
Series 2019-2, Class M1, CMO, ARM
4.065%, 3/25/49 (1) 4,490 4,553
Angel Oak Mortgage Trust I
Series 2019-4, Class A3, CMO, ARM
3.301%, 7/26/49 (1) 2,608 2,628
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1) 5,602 5,661
Bayview MSR Opportunity Master Fund Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51 (1) 8,648 8,894
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, CMO, ARM
3.50%, 6/28/57 (1) 4,878 4,987
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1) 1,700 1,732
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 6,684 6,828
CIM Trust
Series 2021-INV1, Class A8, CMO, ARM
2.50%, 7/1/51 (1) 4,096 4,196

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 7,393 7,516
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 1,581 1,584
COLT Mortgage Loan Trust
Series 2021-1, Class A3, CMO, ARM
1.373%, 6/25/66 (1) 4,088 4,074
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.434%, 9/25/29  3,861 3,886
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.184%, 11/25/29  9,613 9,495
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.284%, 1/25/30  4,021 3,924
Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 0.934%, 7/25/30  6,443 6,443
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 0.934%, 10/25/30  10,615 10,559
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 0.934%, 10/25/30  7,675 7,639
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65 (1) 2,864 2,860
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 2,895 2,893
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 3,222 3,218
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1) 2,345 2,383
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 1,394 1,414
Ellington Financial Mortgage Trust
Series 2020-1, Class A1, CMO, ARM
2.006%, 5/25/65 (1) 2,131 2,147
Ellington Financial Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.178%, 10/25/65 (1) 5,613 5,620

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66 (1) 2,245 2,241
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66 (1) 1,898 1,892
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.931%, 6/25/66 (1) 3,737 3,737
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66 (1) 3,579 3,579
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 0.934%, 3/25/50 (1) 2,870 2,864
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 5/25/33 (1) 3,659 3,757
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.844%, 5/25/47 (1) 556 560
FWD Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
2.24%, 1/25/50 (1) 7,808 7,907
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 1,244 1,256
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 1,684 1,700
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 7,916 7,971
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (1) 1,870 1,900
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 4,592 4,604
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
1.66%, 7/25/44 (1) 164 165
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A6, CMO, ARM
2.50%, 2/25/52 (1) 9,450 9,676
GS Mortgage-Backed Securities Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.017%, 7/25/61 (1) 4,297 4,305

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
GS Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A8, CMO, ARM
2.50%, 10/25/51 (1) 14,843 15,223
Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (1) 1,176 1,185
Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (1) 2,058 2,096
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65 (1) 2,855 2,870
Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, CMO, ARM
2.635%, 5/25/65 (1) 5,750 5,877
Hundred Acre Wood Trust
Series 2021-INV1, Class A9, CMO, ARM
2.50%, 7/25/51 (1) 8,669 8,924
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 5,241 5,243
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.83%, 0.919%, 8/25/50 (1) 1,437 1,445
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 2,363 2,408
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A4, CMO, ARM
3.50%, 6/25/50 (1) 754 754
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 4,680 4,673
MFRA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 3,417 3,414
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1) 219 220
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-2, Class A4, CMO, ARM
2.50%, 5/25/51 (1) 2,926 2,987
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1) 2,745 2,781
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (1) 2,692 2,716

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60 (1) 2,118 2,135
New Residential Mortgage Loan Trust
Series 2020-NQM2, Class A1, CMO, ARM
1.65%, 5/24/60 (1) 1,919 1,932
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51 (1) 5,625 5,765
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A1, CMO, ARM
0.943%, 7/25/55 (1) 7,396 7,397
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 16,224 16,208
NLT Trust
Series 2021-INV2, Class A3, CMO, ARM
1.52%, 8/25/56 (1) 4,100 4,096
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M USD LIBOR + 1.20%, 1.284%, 6/25/59 (1) 879 874
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 0.984%, 10/25/59 (1) 4,321 4,327
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 4,292 4,406
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M USD LIBOR + 0.95%, 1.034%, 2/25/60 (1) 1,041 1,036
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 5,643 5,714
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 851 860
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 4,975 5,034
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 1,354 1,381
OBX Trust
Series 2021-J1, Class A4, CMO, ARM
2.50%, 5/25/51 (1) 9,732 10,005
OBX Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.072%, 2/25/66 (1) 8,533 8,532

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2021-NQM1, Class A2, CMO, ARM
1.175%, 2/25/66 (1) 6,226 6,216
OBX Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.054%, 7/25/61 (1) 4,165 4,167
PSMC Trust
Series 2021-1, Class A11, CMO, ARM
2.50%, 3/25/51 (1) 14,460 14,793
PSMC Trust
Series 2021-2, Class A3, CMO, ARM
2.50%, 5/25/51 (1) 10,935 11,215
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 942 951
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 2,467 2,495
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 571 582
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1) 526 533
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1) 811 821
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 3,212 3,221
Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A3, CMO, ARM
4.376%, 10/25/48 (1) 3,430 3,472
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1) 493 499
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 2,611 2,643
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM
2.408%, 2/25/50 (1) 3,371 3,405
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 5,359 5,358
Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3, CMO, ARM
1M USD LIBOR + 4.00%, 4.084%, 8/25/24  1,670 1,702

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M3, CMO, ARM
1M USD LIBOR + 4.70%, 4.784%, 4/25/28  2,776 2,850
Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 1.284%, 10/25/29  1,534 1,534
Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.834%, 3/25/30  640 640
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.884%, 12/25/30 (1) 1,961 1,961
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2AS, CMO, ARM
1M USD LIBOR + 0.95%, 1.034%, 12/25/30 (1) 7,535 7,519
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.834%, 9/25/48 (1) 16 16
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 0.90%, 0.984%, 9/25/48 (1) 5,505 5,511
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.834%, 10/25/48 (1) 721 721
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.334%, 2/25/47 (1) 3,889 3,894
Structured Agency Credit Risk Debt Notes
Series 2020-DNA5, Class M1, CMO, ARM
SOFR30A + 1.30%, 1.35%, 10/25/50 (1) 208 208
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M1, CMO, ARM
SOFR30A + 0.90%, 0.95%, 12/25/50 (1) 1,518 1,518
Structured Agency Credit Risk Debt Notes
Series 2020-HQA5, Class M1, CMO, ARM
SOFR30A + 1.10%, 1.15%, 11/25/50 (1) 1,314 1,315
Structured Agency Credit Risk Debt Notes
Series 2021-DNA1, Class M1, CMO, ARM
SOFR30A + 0.65%, 0.70%, 1/25/51 (1) 2,473 2,473
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M1, CMO, ARM
SOFR30A + 0.80%, 0.85%, 8/25/33 (1) 7,160 7,167
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 2.15%, 10/25/33 (1) 5,855 5,975
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 1.70%, 1/25/34 (1) 3,750 3,776

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, CMO, ARM
SOFR30A + 0.70%, 0.75%, 8/25/33 (1) 10,400 10,400
Toorak Mortgage
Series 2021-INV1, Class A3, CMO, ARM
1.562%, 7/25/56 (1) 2,485 2,489
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1) 90 90
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1) 706 711
Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1) 449 451
Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1) 228 228
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 2,315 2,348
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1) 1,437 1,456
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1) 3,479 3,528
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 2,145 2,194
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1) 7,785 7,929
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 1,744 1,782
Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (1) 11,477 11,819
Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58 (1) 7,306 7,438
Verus Securitization Trust
Series 2019-4, Class A3, CMO, STEP
3.00%, 11/25/59 (1) 3,173 3,219
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1) 4,558 4,612

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 5,006 5,075
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1) 5,038 5,104
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 4,877 4,934
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60 (1) 6,847 6,890
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65 (1) 2,496 2,507
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 949 957
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 3,885 3,881
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 2,295 2,292
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 4,870 4,864
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 2,248 2,246
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 5,682 5,670
Vista Point Securitization Trust
Series 2020-1, Class A1, CMO, ARM
1.763%, 3/25/65 (1) 1,883 1,892
Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM
2.496%, 4/25/65 (1) 1,964 1,983
Wells Fargo Mortgage Backed Securities Trust
Series 2020-RR1, Class A17, CMO, ARM
3.00%, 5/25/50 (1) 1,033 1,040
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50 (1) 12,854 13,151

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ZH Trust
Series 2021-1, Class A, CMO
2.253%, 2/18/27 (1) 5,160 5,160
593,096
Commercial Mortgage-Backed Securities 6.3%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 0.976%, 9/15/34 (1) 5,835 5,835
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 1.026%, 12/15/36 (1) 13,085 13,085
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class A, ARM
1M USD LIBOR + 1.05%, 1.146%, 9/15/32 (1) 8,355 8,355
BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 0.946%, 9/15/34 (1) 8,180 8,180
BANK
Series 2019-BN19, Class A1
2.263%, 8/15/61  2,585 2,643
BANK
Series 2019-BN24, Class A1
2.056%, 11/15/62  2,921 2,971
BCP Trust
Series 2021-330N, Class A, ARM
1M USD LIBOR + 0.799%, 0.895%, 6/15/38 (1) 4,285 4,254
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M USD LIBOR + 1.90%, 2.00%, 8/15/38 (1) 2,855 2,857
BX Commercial Mortgage Trust
Series 2019-XL, Class B, ARM
1M USD LIBOR + 1.08%, 1.176%, 10/15/36 (1) 4,938 4,944
BX Commercial Mortgage Trust
Series 2020-BXLP, Class C, ARM
1M USD LIBOR + 1.12%, 1.216%, 12/15/36 (1) 5,405 5,403
BX Commercial Mortgage Trust
Series 2020-BXLP, Class D, ARM
1M USD LIBOR + 1.25%, 1.346%, 12/15/36 (1) 5,206 5,205
BX Commercial Mortgage Trust
Series 2021-SOAR, Class D, ARM
1M USD LIBOR + 1.40%, 1.496%, 6/15/38 (1) 5,650 5,659
BX Trust
Series 2018-GW, Class A, ARM
1M USD LIBOR + 0.80%, 0.896%, 5/15/35 (1) 11,837 11,834
BX Trust
Series 2021-VIEW, Class A, ARM
1M USD LIBOR + 1.28%, 1.376%, 6/15/23 (1) 3,785 3,785

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D, ARM
1M USD LIBOR + 1.65%, 1.746%, 11/15/36 (1) 10,831 10,818
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 1.396%, 11/15/37 (1) 17,065 17,102
Commercial Mortgage Trust
Series 2013-300P, Class A1
4.353%, 8/10/30 (1) 4,134 4,364
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM
4.813%, 2/10/47  6,420 6,941
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  7,262 7,859
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.86%, 8/10/47 (1) 2,995 2,987
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47  9,680 10,500
Commercial Mortgage Trust
Series 2015-LC23, Class A2
3.221%, 10/10/48  9,801 9,882
Commercial Mortgage Trust
Series 2020-CBM, Class D, ARM
3.754%, 2/10/37 (1) 3,895 3,980
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class C, ARM
1M USD LIBOR + 1.43%, 1.526%, 5/15/36 (1) 8,520 8,551
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 1.696%, 5/15/36 (1) 6,220 6,232
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1) 3,395 3,522
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (1) 7,590 7,992
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, ARM
1M USD LIBOR + 0.80%, 0.896%, 2/15/38 (1) 5,110 5,115
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 1.13%, 12/15/36 (1) 3,785 3,787
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 1.729%, 12/15/36 (1) 4,200 4,192

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M USD LIBOR + 1.60%, 1.696%, 5/15/26 (1) 5,705 5,708
InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.95%, 1.046%, 1/15/33 (1) 1,865 1,870
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C, ARM
1M USD LIBOR + 1.50%, 1.596%, 1/15/33 (1) 1,495 1,498
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47  8,280 8,992
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class B, ARM
1M USD LIBOR + 1.35%, 1.446%, 9/15/29 (1) 12,870 12,863
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.60%, 1.696%, 9/15/29 (1) 3,975 3,970
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 1.866%, 10/15/33 (1) 8,240 8,261
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class C, ARM
1M USD LIBOR + 2.17%, 2.266%, 10/15/33 (1) 6,310 6,328
KIND Trust
Series 2021-KIND, Class C, ARM
1M USD LIBOR + 1.75%, 1.85%, 8/15/38 (1) 8,475 8,478
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, ARM
1M USD LIBOR + 1.00%, 1.096%, 12/15/37 (1) 3,585 3,585
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class D, ARM
1M USD LIBOR + 1.25%, 1.346%, 12/15/37 (1) 2,510 2,505
Merit
Series 2020-HILL, Class B, ARM
1M USD LIBOR + 1.40%, 1.496%, 8/15/37 (1) 5,842 5,860
Merit
Series 2020-HILL, Class C, ARM
1M USD LIBOR + 1.70%, 1.796%, 8/15/37 (1) 2,664 2,674
Merit
Series 2020-HILL, Class D, ARM
1M USD LIBOR + 2.35%, 2.446%, 8/15/37 (1) 3,527 3,542
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M USD LIBOR + 1.101%, 1.196%, 4/15/38 (1) 11,045 11,058
MHC Trust
Series 2021-MHC2, Class B, ARM
1M USD LIBOR + 1.10%, 1.196%, 5/15/23 (1) 5,660 5,671

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class AS, ARM
4.11%, 10/15/47  3,065 3,298
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 9,590 10,273
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.283%, 11/10/36 (1) 7,880 7,870
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M USD LIBOR + 1.80%, 3.30%, 12/15/36 (1) 4,445 4,458
New Orleans Hotel Trust
Series 2019-HNLA, Class B, ARM
1M USD LIBOR + 1.289%, 1.385%, 4/15/32 (1) 13,305 13,240
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M USD LIBOR + 0.95%, 1.046%, 3/15/36 (1) 11,219 11,219
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M USD LIBOR + 1.10%, 1.196%, 3/15/36 (1) 6,005 6,005
RLGH Trust
Series 2021-TROT, Class A, ARM
1M USD LIBOR + 0.80%, 0.896%, 4/15/36 (1) 5,580 5,582
SLIDE
Series 2018-FUN, Class D, ARM
1M USD LIBOR + 2.10%, 2.196%, 6/15/31 (1) 6,509 6,452
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  3,784 3,862
WFRBS Commercial Mortgage Trust
Series 2012-C6, Class B
4.697%, 4/15/45  6,351 6,437
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  8,820 9,580
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  7,525 8,069
388,042

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Residential Mortgage 0.0%
MetLife Securitization Trust
Series 2017-1A, Class A, ARM
3.00%, 4/25/55 (1) 1,980 2,026
2,026
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $981,041) 983,164
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.5%
U.S. Government Agency Obligations 2.3%
Federal Home Loan Mortgage
3.50%, 3/1/46 - 12/1/47  5,738 6,190
5.00%, 10/1/22 - 7/1/25  645 671
5.50%, 11/1/21 - 10/1/38  99 106
6.00%, 10/1/21 - 9/1/35  527 614
7.00%, 3/1/39  948 1,093
7.50%, 6/1/38  901 1,035
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.591%, 2.216%, 9/1/35  34 35
12M USD LIBOR + 1.625%, 1.875%, 6/1/38 - 7/1/38  478 490
12M USD LIBOR + 1.625%, 1.921%, 4/1/37  8 8
12M USD LIBOR + 1.726%, 1.976%, 7/1/35  84 89
12M USD LIBOR + 1.733%, 2.027%, 10/1/36  213 225
12M USD LIBOR + 1.733%, 2.108%, 2/1/37  38 40
12M USD LIBOR + 1.748%, 2.074%, 5/1/38  80 81
12M USD LIBOR + 1.775%, 2.025%, 5/1/37  38 40
12M USD LIBOR + 1.829%, 2.203%, 2/1/37  34 36
12M USD LIBOR + 1.842%, 2.216%, 1/1/37  40 40
12M USD LIBOR + 1.929%, 2.314%, 12/1/36  62 66
12M USD LIBOR + 1.961%, 2.336%, 2/1/33  1 1
12M USD LIBOR + 1.987%, 2.362%, 2/1/34  8 8
12M USD LIBOR + 2.029%, 2.448%, 11/1/36  34 35
12M USD LIBOR + 2.082%, 2.457%, 2/1/38  194 207
12M USD LIBOR + 2.162%, 2.537%, 2/1/37  66 70
1Y CMT + 2.219%, 2.344%, 10/1/33  — —
1Y CMT + 2.347%, 2.472%, 11/1/34  125 128
Federal Home Loan Mortgage, UMBS
2.00%, 1/1/36  11,579 12,015
3.00%, 11/1/34  1,116 1,192
4.00%, 12/1/49 - 2/1/50  3,373 3,644
4.50%, 3/1/49 - 5/1/50  3,231 3,501
5.00%, 12/1/41  2,742 3,045

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.715%, 12/1/35  25 25
12M USD LIBOR + 1.568%, 1.841%, 7/1/35  44 44
12M USD LIBOR + 1.59%, 1.926%, 12/1/35  66 67
12M USD LIBOR + 1.655%, 1.905%, 8/1/37  19 20
12M USD LIBOR + 1.674%, 2.049%, 2/1/33  3 3
12M USD LIBOR + 1.676%, 2.013%, 7/1/34  7 6
12M USD LIBOR + 1.69%, 1.94%, 5/1/38  267 282
12M USD LIBOR + 1.715%, 2.09%, 12/1/32  40 40
12M USD LIBOR + 1.715%, 2.215%, 10/1/32  17 17
12M USD LIBOR + 1.726%, 2.226%, 9/1/32  2 2
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  9 9
12M USD LIBOR + 1.78%, 2.155%, 1/1/34  13 13
12M USD LIBOR + 1.788%, 2.163%, 5/1/38  72 73
12M USD LIBOR + 1.83%, 2.098%, 4/1/38  174 181
12M USD LIBOR + 1.83%, 2.156%, 8/1/38  9 9
12M USD LIBOR + 1.853%, 2.103%, 8/1/38  112 118
12M USD LIBOR + 1.881%, 2.149%, 5/1/38  119 121
12M USD LIBOR + 1.892%, 2.307%, 12/1/35  22 22
1Y CMT + 2.00%, 2.125%, 1/1/35  2 1
1Y CMT + 2.125%, 2.125%, 7/1/33  1 1
6M USD LIBOR + 1.366%, 1.612%, 10/1/33  334 344
COF11 + 1.25%, 2.187%, 7/1/27  2 2
COF11 + 1.25%, 4.676%, 5/1/24  — —
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44  1,440 1,451
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  2 2
Federal National Mortgage Assn., UMBS
3.00%, 9/1/28 - 2/1/35  9,176 9,758
3.50%, 12/1/45 - 7/1/50  16,025 17,047
4.00%, 1/1/47 - 12/1/49  4,887 5,259
4.50%, 8/1/24 - 1/1/50  25,383 27,570
5.00%, 9/1/22 - 9/1/48  7,939 8,911
5.50%, 9/1/21 - 5/1/40  9,432 10,895
6.00%, 1/1/22 - 2/1/49  12,045 14,341
6.50%, 7/1/32 - 12/1/32  404 471
UMBS, TBA(4)
3.00%, 9/1/51  3,380 3,536
4.00%, 9/1/51  5,085 5,448
140,794
U.S. Government Obligations 1.2%
Government National Mortgage Assn.
2.50%, 6/20/51  2,347 2,436
3.50%, 8/20/44 - 2/20/48  5,039 5,403
4.00%, 9/20/45 - 10/20/50  6,027 6,478
4.50%, 8/20/47  2,313 2,491

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
5.00%, 12/20/34 - 5/20/48  10,754 11,767
5.50%, 9/15/45 - 2/20/49  4,200 4,863
6.00%, 7/15/36  1,920 2,278
Government National Mortgage Assn., TBA(4)
2.00%, 10/20/51  3,590 3,658
3.50%, 9/20/51  32,230 33,920
73,294
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $208,819) 214,088
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 14.8%
U.S. Treasury Obligations 14.8%
U.S. Treasury Notes, 0.125%, 11/30/22  31,220 31,225
U.S. Treasury Notes, 0.125%, 12/31/22  30,000 30,000
U.S. Treasury Notes, 0.125%, 3/31/23  30,270 30,256
U.S. Treasury Notes, 0.125%, 4/30/23 (5) 302,455 302,266
U.S. Treasury Notes, 0.125%, 5/15/23  50,745 50,713
U.S. Treasury Notes, 0.125%, 5/31/23  24,510 24,491
U.S. Treasury Notes, 0.125%, 6/30/23  121,665 121,570
U.S. Treasury Notes, 0.125%, 7/15/23  54,280 54,221
U.S. Treasury Notes, 0.125%, 7/31/23  60,965 60,898
U.S. Treasury Notes, 0.125%, 8/15/23  26,535 26,498
U.S. Treasury Notes, 0.125%, 8/31/23  136,290 136,077
U.S. Treasury Notes, 0.25%, 6/15/23  26,600 26,633
U.S. Treasury Notes, 0.375%, 8/15/24  11,675 11,666
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $906,252) 906,514
SHORT-TERM INVESTMENTS 1.5%
Commercial Paper 0.8%
4(2) 0.8%(6)
AT&T, 0.401%, 12/14/21  19,695 19,684
Syngenta Wilmington, 0.70%, 9/29/21  28,905 28,887
48,571
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 0.05% (7)(8) 45,304 45,304
45,304
Total Short-Term Investments
(Cost $93,865) 93,875

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s, except for contracts)
Options Purchased 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Deutsche Bank
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.NA.IG-S36,
5 Year Index, 6/20/26), Pay
1.00% Quarterly, Receive
upon credit default, 10/20/21
@ 0.55%* (9) 1 92,350 51
Total Options Purchased (Cost $89) 51
Total Investments in Securities 100.6%
(Cost $6,107,728) $ 6,171,099
Other Assets Less Liabilities (0.6)% (35,680)
Net Assets 100.0% $ 6,135,419
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$2,395,749 and represents 39.0% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(4) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $46,562 and represents 0.8% of net assets.
(5) At August 31, 2021, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(6) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $48,571 and represents 0.8% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
(9) Non-income producing
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)

T. ROWE PRICE Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
COF11 The 11th district monthly weighted average cost of funds index
FRN Floating Rate Note
GO General Obligation
OTC Over-the-counter
PTT Pass-Through Trust
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Deutsche Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S36, 5 Year
Index, 6/20/26), Pay 1.00%
Quarterly, Receive upon
credit default, 10/20/21 @
0.70%* 1 184,650 (46)
Total Options Written (Premiums $(75)) $ (46)

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought
(Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 4,857 (134) (102) (32)
Barclays Bank, Protection Bought
(Relevant Credit: Omnicom Group), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/24 13,750 (350) (292) (58)
Citibank, Protection Bought (Relevant
Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 6,938 (191) (145) (46)
Goldman Sachs, Protection Bought
(Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 13,815 (381) (291) (90)
Total Bilateral Credit Default Swaps, Protection
Bought (830) (226)
Credit Default Swaps, Protection Sold 0.0%
Bank of America, Protection Sold
(Relevant Credit: Boeing, Baa2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/21 * 28,000 106 46 60
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/22 14,500 169 99 70
Barclays Bank, Protection Sold (Relevant
Credit: Enbridge, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/23 20,250 264 (513) 777

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Barclays Bank, Protection Sold (Relevant
Credit: General Electric, Baa1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/21 14,000 63 — 63
Total Bilateral Credit Default Swaps, Protection Sold (368) 970
Total Bilateral Swaps (1,198) 744
* Credit ratings as of August 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,886 U.S. Treasury Notes five year contracts 12/21 (233,334) $ (165)
Short, 27 U.S. Treasury Notes ten year contracts 12/21 (3,603) (1)
Long, 4,513 U.S. Treasury Notes two year contracts 12/21 994,341 593
Short, 267 Ultra U.S. Treasury Notes ten year
contracts 12/21 (39,520) 23
Net payments (receipts) of variation margin to date (396)
Variation margin receivable (payable) on open futures contracts $ 54

T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 7+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
08/31/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 118,172  ¤  ¤ $ 45,304^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $7 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $45,304.

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Short-Term Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants,

T. ROWE PRICE Short-Term Bond Fund

rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Short-Term Bond Fund

F55-054Q1 08/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 6,077,173 $ — $ 6,077,173
Short-Term Investments 45,304 48,571 — 93,875
Options Purchased — 51 — 51
Total Securities 45,304 6,125,795 — 6,171,099
Swaps — 602 — 602
Futures Contracts* 616 — — 616
Total $ 45,920 $ 6,126,397 $ — $ 6,172,317
Liabilities
Options Written $ — $ 46 $ — $ 46
Swaps — 1,056 — 1,056
Futures Contracts* 166 — — 166
Total $ 166 $ 1,102 $ — $ 1,268
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.